ASSETS HELD FOR SALE (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Assets Held-For-Sale, Current	$ 0	$ 8,945,718
Other Depreciation and Amortization	$ 281,270